TAXATION - Income tax expense (Details) £ in Thousands	12 Months Ended
Dec. 31, 2021 GBP (£)
TAXATION
Fair value gains: Digital assets	£ 286
Fair value gains: Gain on fair value of property acquired	442
Fair value gains: Share of other comprehensive income of associates	99
Total deferred tax	£ 827